Derivative Financial Instruments - Summary of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 561	£ 425
Liabilities	929	314
Derivative financial assets, Current	430	182
Derivative financial assets, Non-current	131	243
Assets, Derivatives - in respect of net debt	438	273
Assets, Derivatives - other	123	152
Derivative financial liabilities, Current	427	235
Derivative financial liabilities, Non-current	502	79
Liabilities, Derivatives - in respect of net debt	605	182
Liabilities, Derivatives - other	324	132
Net debt	39,281	36,302	£ 40,241
Derivatives in respect of net debt
Disclosure Of Derivative Financial Instruments [Line Items]
Net debt	167	(91)	£ (346)
interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	43	33
Liabilities	450	36
– cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	254	221
Liabilities	121	35
– forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	264	171
Liabilities	358	243
Fair value hedges | interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	27	5
Liabilities	435	2
Fair value hedges | – cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	126	114
Liabilities	0	0
Cash flow hedges
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	202	188
Liabilities	192	70
Cash flow hedges | interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	5	0
Liabilities	0	0
Cash flow hedges | – cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	127	107
Liabilities	121	35
Cash flow hedges | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	70	81
Liabilities	71	35
Net investment hedges | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	45	62
Liabilities	247	81
Held-for-trading | interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	12	28
Liabilities	14	34
Held-for-trading | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	149	28
Liabilities	£ 41	£ 127